Offerings - Offering: 1	Jun. 27, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000001 per share, issuable under the Second Amended and Restated 2024 Share Incentive Plan
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.2951
Maximum Aggregate Offering Price	$ 1,770,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 271.08
Offering Note	The Class A ordinary shares, par value US$0.000001 per share (“Class A Ordinary Shares”) of Autozi Internet Technology (Global) Ltd. (the “Registrant”).Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Class A Ordinary Shares that become issuable under the Second Amended and Restated 2024 Share Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated in accordance with Rules 457(c) and 457(h)(1) promulgated under the Securities Act solely for the purpose of calculating the registration fee, and is based upon the price of US$0. 2951 per Class A Ordinary Share, which was the average of the high and low prices of the Class A Ordinary Shares as reported on the Nasdaq Capital Market on June 20, 2025. Represents 6,000,000 Class A Ordinary Shares reserved for future award grants under the Second Amended and Restated 2024 Share Incentive Plan.